Financial Instruments - Summary of Partnership's Financing receivables and Direct financing leases (Details) $ in Thousands	Sep. 30, 2020 USD ($)
Financing Receivable, Recorded Investment [Line Items]
Total Lease and Financing Lease Receivable	$ 673,289
Total Lease and Financing Lease Receivable Originated four years prior to the latest fiscal year	73,375
Total Lease and Financing Lease Receivable Originated two years prior to the latest fiscal year	212,312
Total Lease and Financing Lease Receivable Originated five or more years prior to the latest fiscal year	387,602
Performing Financial Instruments [Member]
Financing Receivable, Recorded Investment [Line Items]
Net Investment in Lease, Originated Four Years before Latest Fiscal Year	0
Net Investment in Lease, Originated Five or More Years before Latest Fiscal Year	335,336
Net Investment in Lease	547,648
Direct Financing Lease, Net Investment in Lease, Originated Two Years before Latest Fiscal Year	212,312
Performing Financial Instruments [Member] | Corporate Joint Venture [Member]
Financing Receivable, Recorded Investment [Line Items]
Net Investment in Lease, Originated Four Years before Latest Fiscal Year	0
Net Investment in Lease, Originated Five or More Years before Latest Fiscal Year	335,336
Net Investment in Lease	335,336
Direct Financing Lease, Net Investment in Lease, Originated Two Years before Latest Fiscal Year	0
Performing Financial Instruments [Member] | Subsidiaries
Financing Receivable, Recorded Investment [Line Items]
Net Investment in Lease, Originated Four Years before Latest Fiscal Year	0
Net Investment in Lease, Originated Five or More Years before Latest Fiscal Year	0
Net Investment in Lease	212,312
Direct Financing Lease, Net Investment in Lease, Originated Two Years before Latest Fiscal Year	212,312
Loans Receivable [Member] | Performing Financial Instruments [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Originated Two Years before Latest Fiscal Year	0
Financing Receivable, Originated Four Years before Latest Fiscal Year	73,375
Financing Receivable, Originated Five or More Years before Latest Fiscal Year	52,266
Financing Receivable, before Allowance for Credit Loss	125,641
Loans Receivable [Member] | Exmar Lpg Bvba [Member] | Performing Financial Instruments [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Originated Two Years before Latest Fiscal Year	0
Financing Receivable, Originated Four Years before Latest Fiscal Year	0
Financing Receivable, Originated Five or More Years before Latest Fiscal Year	52,266
Financing Receivable, before Allowance for Credit Loss	52,266
Loans Receivable [Member] | Bahrain LNG Joint Venture [Member] | Performing Financial Instruments [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Originated Two Years before Latest Fiscal Year	0
Financing Receivable, Originated Four Years before Latest Fiscal Year	73,375
Financing Receivable, Originated Five or More Years before Latest Fiscal Year	0
Financing Receivable, before Allowance for Credit Loss	$ 73,375